39 Additional information to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2020
Additional Information To Statement Of Cash Flows [Abstract]
Additional information to the Statement of Cash Flows
39	Additional information to the Statement of Cash Flows
39.1	Transactions not involving cash

Among the transactions carried out in the line item Contract assets, specified in Notes 11.1 and 11.2, the acquisitions totaled R$ 1,406,454 (1,039,234 on December 31, 2019 and R$ 813,450 on December 31, 2018). Of this amount, R$ 104,834 (R$ 48,068 on December 31, 2019 and R$ 50,927 on December 31, 2018) represent the amount of purchases made in installments and not settled through the end of the reporting period.

According to information in Note 17.2, Property, plant and equipment acquisitions totaled R$ 273,823 (R$ 551,162 on December 31, 2019 and R$ 1,455,318 on December 31, 2018). Of this amount, R$ 21,773 (R$ 52,446 on December 31, 2019 and R$ 71,454 on December 31, 2018) represent the amount of purchases made in installments and not settled through the end of the reporting period.

As described in note 27.1, the additions and remeasurement adjustment occurred in right-of-use assets totaled R$ 104,977 (R$ 13,237 on December 31, 2019), which were recognized matched against lease liabilities.

In December 2018, there was acquisition in installments of the studies and projects denominated PCH Bela Vista and UHE Salto Grande, for the amount of R$ 19,461, with the company Foz do Chopim Energética Ltda., such liability being recorded in accounts payable to suppliers. In 2019, this acquisition was settled through a matching of accounts with the dividend’s receivable from that supplier, which is part of the Company's consolidated investments as associate.

The mentioned transactions did not involve cash and, for this reason, are not being presented in the statement of cash flows.